Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,683,704)	$ (3,388,763)	$ (5,340,354)	$ (4,670,255)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,979	2,765	6,744	5,301
Share based compensation	261,662	2,552,595	2,889,567	4,302,978
Amortization of warrant discount			2,545	11,495
Amortization of Original Issue Discount	47,619	132,129	122,129	19,121
Amortization of debt discount	333,333	53,842
Write off of abandoned assets
Loss on debt extinguishment			149,350
Impairment of long lived assets		15,000	16,958	32,136
Changes in operating assets and liabilities
(Increase) in stock subscription receivable			(25,000)
Decrease in other receivable	25,000	70,000
Increase in prepaid expenses	(13,991)	(28,249)	(18,294)
Increase in accrued interest		1,950
Increase (decrease) in accounts payable and accrued liabilities	529,708	(20,253)	592,320	109,131
Net cash used in operating activities	(1,496,394)	(608,984)	(1,604,035)	(190,093)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets			(6,834)
Purchase of intangible assets	(40,632)	(8,500)	(14,500)	(34,300)
Net cash used in investing activities	(40,632)	(8,500)	(21,334)	(34,300)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received for issuance of common stock		600,000	1,573,000
Cash received upon warrant exercise		525,000	525,000
Cash received from convertible note payable	869,972		70,000
Cash paid for deferred offering costs	(111,040)		(92,975)
Advances from related party				48,083
Repayments of related party notes payable		(50,000)		(48,083)
Payments on related party notes payable			(50,000)
Cash received from related party notes payable				20,000
Cash received from third party notes payable	286,702	110,000	110,000	365,000
Repayments of note payable	(52,021)
Net cash provided by financing activities	993,613	1,185,000	2,135,025	385,000
Net increase in cash	(543,413)	567,516	509,656	160,607
Net (decrease) increase in cash	(543,413)	567,516	509,656	160,607
CASH, beginning of period	670,263	160,607	160,607
CASH, end of period	126,850	728,123	670,263	160,607
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid in cash	50,977	10,000	10,000
Income taxes paid in cash
Non-cash financing activities:
Common shares issued for intangible assets			1,425,000	106,000
Common shares issued upon conversion of debt			656,250
Common shares issued upon conversion of preferred stock			1,564,251
Warrants issued as debt discount			9,533	54,555
Series C preferred stock deemed dividend	22,179	12,182,310	13,477,055	4,440
Common shares issued to settle liabilities			$ 198,650
Net loss	$ (2,683,704)	$ (3,388,763)